Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Plant And Equipment [Abstract]
Schedule Of Plant And Equipment

	December 31, 2013			December 31, 2012
	Cost	Accumulated depreciation and write downs	Net	Cost	Accumulated depreciation	Net

Mt. Todd, Australia	$5,472	$1,993	$3,479	$3,497	$1,124	$2,373
Los Cardones, Mexico (Note 6)	-	-	-	1,194	109	1,085
Guadalupe de los Reyes, Mexico	21	5	16	21	3	18
Corporate, United States	780	577	203	556	440	116
Awak Mas, Indonesia	-	-	-	242	242	-
Plant and equipment	$6,273	$2,575	$3,698	$5,510	$1,918	$3,592

Assets held for sale	$10,000	$3,500	$6,500	$10,000	$-	$10,000